INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

January 15, 2016

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund

The Trust is filing Post-Effective Amendment No. 724 to its Registration Statement under Rule 485(a)(2) to create the new series: Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund.

Please direct your comments to the undersigned at (626) 914-1041 or Diane Drake at (626) 385-5777.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer